Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 04/12/2017

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: March 31, 2017

Reference is made to the Amended and Restated Series 2002-CC Supplement, dated as of October 9, 2002, as amended and restated as of March 17, 2016 (as amedended and restated, the “Series 2002-CC Supplement”), among Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer, and The Bank of New York Mellon, as Trustee, and the Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016 (as amended and restated, the “Indenture”), between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of April 14, 2017 and with respect to the performance of the Trust during the related Monthly Period from March 1, 2017 through March 31, 2017. The current Distribution Date is April 17, 2017.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date. Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of January 27, 2017.

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.

Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on January 27, 2017. Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Card Series Indenture Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
CLASS A (2007-5)	14041NDT5	17-Apr-17	523,721.00	0.8728683333
CLASS A (2007-7)	14041NDX6	17-Apr-17	4,791,666.67	4.7916666700
CLASS A (2007-A)	U13554AD9	17-Apr-17	866,666.67	4.3333333500
CLASS A (2014-3)	14041NER8	17-Apr-17	533,040.75	1.1845350000
CLASS A (2014-4)	14041NES6	17-Apr-17	641,410.92	1.1662016727
CLASS A (2014-5)	14041NET4	17-Apr-17	1,603,333.33	1.2333333308
CLASS A (2015-1 )	14041NEU1	17-Apr-17	1,447,916.67	1.1583333360
CLASS A (2015-2)	14041NEV9	17-Apr-17	1,126,666.67	1.7333333385
CLASS A (2015-3)	14041NEW7	17-Apr-17	511,219.04	1.2028683294
CLASS A (2015-4)	14041NEX5	17-Apr-17	630,208.33	2.2916666545
CLASS A (2015-5)	14041NEY3	17-Apr-17	933,333.33	1.3333333286
CLASS A (2015-6)	14041NEZ0	17-Apr-17	999,063.08	1.1753683294
CLASS A (2015-7)	14041NFA4	17-Apr-17	513,541.67	1.2083333412
CLASS A (2015-8)	14041NFB2	17-Apr-17	854,166.67	1.7083333400
CLASS A (2016-1)	14041NFC0	17-Apr-17	1,623,312.17	1.2487016692
CLASS A (2016-2)	14041NFD8	17-Apr-17	883,563.54	1.4137016640
CLASS A (2016-3)	14041NFE6	17-Apr-17	1.507,500.00	1.1166666667
CLASS A (2016-4)	14041NFF3	17-Apr-17	1,219,166.67	1.1083333364
CLASS A (2016-5)	14041NFG1	17-Apr-17	864,583.33	1.3833333280
CLASS A (2016-6)	14041NFH9	17-Apr-17	1,213,333.33	1.5166666625
CLASS A (2016-7)	14041NFJ5	17-Apr-17	619,258.29	1.3037016632
CLASS A (2017-1)	14041NFK2	17-Apr-17	—	0.0000000000
CLASS A (2017-2)	14041NFLO	17-Apr-17	—	0.0000000000
CLASS A (2017-3)	14041NFM8	17-Apr-17	—	0.0000000000

Total Class A			23,906,672.13

CLASS B (2004-3)	14041NBL4	17-Apr-17	225,805.25	1.5053683333
CLASS B (2005-3)	14041NCG4	17-Apr-17	392,945.00	3.9294500000
CLASS B (2009-C)		17-Apr-17	2,713,084.29	1.5651923893

Total Class B			3,331,834.54

CLASS C (2009-A)		17-Apr-17	3,804,301.38	1.9180831524

Total Class C			3,804,301.38
Total			31,042,808.05

B. Principal to be paid on the Distribution Date:

			Total Amount of	Per $1000 of
		Principal Payment	Principal to be	Outstanding Dollar
	CUS1P Number	Date	paid	Principal Amount
CLASS A (2007-A)	U13554AD9	17-Apr-17	200,000,000.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
CLASS A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
CLASS A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
CLASS A (2014-3)	450,000,000.00	450,000,000.00	450,000,000.00	450,000,000.00
CLASS A (2014-4)	550,000,000.00	550,000,000.00	550,000,000.00	550,000,000.00
CLASS A (2014-5)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
CLASS A (2015-1 )	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00
CLASS A (2015-2)	650,000,000.00	650,000,000.00	650,000,000.00	650,000,000.00
CLASS A (2015-3)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-4)	275,000,000.00	275,000,000.00	275,000,000.00	275,000,000.00
CLASS A (2015-5)	700,000,000.00	700,000,000.00	700,000.000.00	700,000,000.00
CLASS A (2015-6)	850,000,000.00	850,000,000.00	850,000,000.00	850,000,000.00
CLASS A (2015-7)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2016-6)	800,000,000.00	800,000,000.00	800,000,000.00	800,000,000.00
CLASS A (2016-7)	475,000,000.00	475,000,000.00	475,000,000.00	475,000,000.00
CLASS A (2017-1)	1,600,000,000.00	1,600,000,000.00	1,600,000,000.00	1,600,000,000.00
CLASS A (2017-2)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2017-3)	800,000,000.00	800,000,000.00	800.000,000.00	800,000,000.00

Total Class A	18,450,000,000.00	18,450,000,000.00	18,450,000,000.00	18,450,000,000.00

CLASS B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
CLASS B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
CLASS B (2009-C)	1,855,000,000.00	1,855,000,000.00	1,855,000,000.00	1,855,000,000.00

Total Class B	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00

CLASS C (2009-A)	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00

Total Class C	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00

CLASS D (2002-1)		700,829,498.14	700,829,498.14	700,829,498.14

Total	22,660,000,000.00	23,360,829,498.14	23,360,829,498.14	23,360,829,498.14

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month	Increase due to		Reimbursements of	Reductions due		Reductions due to	Nominal
	Nominal	accretions of	Withdrawal from	Nominal Liquidation	to reallocation of	Reduction due to	deposits into the	Liquidation
	Liquidation	Principal for	Principal Funding	Amount from Available	Card Series	Investor	Principal Funding	Amount as of the
	Amount	Discount Notes	sub-Account	Funds	Principal Amounts	Charge-offs	sub-Account	Distribution Date*
CLASS A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
CLASS A (2007-A)	200,000,000.00	—	—	—	—	—	200,000,000.00	—
CLASS A (2014-3)	450,000,000.00	—	—	—	—	—	—	450,000,000.00
CLASS A (2014-4)	550,000,000.00	—	—	—	—	—	—	550,000,000.00
CLASS A (2014-5)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
CLASS A (2015-1 )	1,250,000,000.00	—	—	—	—	—	—	1,250,000,000.00
CLASS A (2015-2)	650,000,000.00	—	—	—	—	—	—	650,000,000.00
CLASS A (2015-3)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
CLASS A (2015-4)	275,000,000.00	—	—	—	—	—	—	275,000,000.00
CLASS A (2015-5)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
CLASS A (2015-6)	850,000,000.00	—	—	—	—	—	—	850,000,000.00
CLASS A (2015-7)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
CLASS A (2015-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	—	—	—	—	—	—	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	—	—	—	—	—	—	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2016-6)	800,000,000.00	—	—	—	—	—	—	800,000,000.00
CLASS A (2016-7)	475,000,000.00	—	—	—	—	—	—	475,000,000.00
CLASS A (2017-1)	1,600,000,000.00	—	—	—	—	—	—	1,600,000,000.00
CLASS A (2017-2)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2017-3)	800,000,000.00	—	—	—	—	—	—	800,000,000.00

Total Class A	18,450,000,000.00	—	—	—	—	—	200,000,000.00	18,250,000,000.00
CLASS B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
CLASS B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
CLASS B (2009-C)	1,855,000,000.00	—	—	—	—	—	—	1,855,000,000.00

Total Class B	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00
CLASS C (2009-A)	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00

Total Class C	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00
Class D (2002-1)	700,829,498.14	—	—	—	—	—	—	694,643,884.83

Total	23,360,829,498.14	—	—	—	—	—	200,000,000.00	23,154,643,884.83

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub- Account Balance	Targeted Deposit to Principal Funding sub- Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Account	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
CLASS A (2007-A)		200,000,000.00		200,000,000.00	200,000,000.00

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
CLASS A (2007-5)	0.952%	—	523,721.00	—	523,721.00	(523,721.00)	—	0.00
CLASS A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
CLASS A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
CLASS A (2014-3)	1.292%	—	533,040.75	—	533,040.75	(533,040.75)	—	0.00
CLASS A (2014-4)	1.272%	—	641,410.92	—	641,410.92	(641,410.92)	—	0.00
CLASS A (2014-5)	1.480%	—	1,603,333.33	—	1,603,333.33	(1,603,333.33)	—	0.00
CLASS A (2015-1 )	1.390%	—	1,447,916.67	—	1,447,916.67	(1,447,916.67)	—	0.00
CLASS A (2015-2)	2.080%	—	1,126,666.67	—	1,126,666.67	(1,126,666.67)	—	0.00
CLASS A (2015-3)	1.312%	—	511,219.04	—	511,219.04	(511,219.04)	—	0.00
CLASS A (2015-4)	2.750%	—	630,208.33	—	630,208.33	(630,208.33)	—	0.00
CLASS A (2015-5)	1.600%	—	933,333.33	—	933,333.33	(933,333.33)	—	0.00
CLASS A (2015-6)	1.282%	—	999,063.08	—	999,063.08	(999,063.08)	—	0.00
CLASS A (2015-7)	1.450%	—	513,541.67	—	513,541.67	(513,541.67)	—	0.00
CLASS A (2015-8)	2.050%	—	854,166.67	—	854,166.67	(854,166.67)	—	0.00
CLASS A (2016-1)	1.362%	—	1,623,312.17	—	1,623,312.17	(1,623,312.17)	—	0.00
CLASS A (2016-2)	1.542%	—	883,563.54	—	883,563.54	(883,563.54)	—	0.00
CLASS A (2016-3)	1.340%	—	1,507,500.00	—	1,507,500.00	(1,507,500.00)	—	0.00
CLASS A (2016-4)	1.330%	—	1,219,166.67	—	1,219,166.67	(1,219,166.67)	—	0.00
CLASS A (2016-5)	1.660%	—	864,583.33	—	864,583.33	(864,583.33)	—	0.00
CLASS A (2016-6)	1.820%	—	1,213,333.33	—	1,213,333.33	(1,213,333.33)	—	0.00
CLASS A (2016-7)	1.422%	—	619,258.29	—	619,258.29	(619,258.29)	—	0.00
CLASS A (2017-1)	2.000%	—	—	—	—	—	—	0.00
CLASS A (2017-2)	1.392%	—	—	—	—	—	—	0.00
CLASS A (2017-3)	2.430%	—	—	—	—	—	—	0.00

Total Class A		—	23,906,672.13	—	23,906,672.13	(23,906,672.13)	—	0.00

CLASS B (2004-3)	1.642%	—	225,805.25	—	225,805.25	(225,805.25)	—	0.00
CLASS B (2005-3)	1.572%	248,865.17	144,079.83	—	144,079.83	(392,945.00)	—	97.63
CLASS B (2009-C)	—	—	2,713,084.29	—	2,713,084.29	(2,713,084.29)	—	0.00

Total Class B		248,865.17	3,082,969.37	—	3,082,969.37	(3,331,834.54)	—	97.63

CLASS C (2009-A)	—	—	3,804,301.38	—	3,804,301.38	(3,804,301.38)	—	0.00

Total Class C		—	3,804,301.38	—	3,804,301.38	(3,804,301.38)	—	0.00

Total		248,865.17	30,793,942.88	—	30,793,942.88	(31,042,808.05)	—	97.63

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve Balance sub-Account	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination- Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
CLASS A (2007-5)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2007-7)	113,925,000.00	113,925,000.00	113,925,000.00	113,925,000.00	37,975,000.00	37,975,000.00
CLASS A (2007-A)
CLASS A (2014-3)	51,266,250.00	51,266,250.00	51,266,250.00	51,266,250.00	17,088,750.00	17,088,750.00
CLASS A (2014-4)	62,658,750.00	62,658,750.00	62,658,750.00	62,658,750.00	20,886,250.00	20,886,250.00
CLASS A (2014-5)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
CLASS A (2015-1 )	142,406,250.00	142,406,250.00	142,406,250.00	142,406,250.00	47,468,750.00	47,468,750.00
CLASS A (2015-2)	74,051,250.00	74,051,250.00	74,051,250.00	74,051,250.00	24,683,750.00	24,683,750.00
CLASS A (2015-3)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
CLASS A (2015-4)	31,329,375.00	31,329,375.00	31,329,375.00	31,329,375.00	10,443,125.00	10,443,125.00
CLASS A (2015-5)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
CLASS A (2015-6)	96,836,250.00	96,836,250.00	96,836,250.00	96,836,250.00	32,278,750.00	32,278,750.00
CLASS A (2015-7)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
CLASS A (2015-8)	56,962,500.00	56,962,500.00	56,962,500.00	56,962,500.00	18,987,500.00	18,987,500.00
CLASS A (2016-1)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
CLASS A (2016-2)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2016-3)	153,798,750.00	153,798,750.00	153,798,750.00	153,798,750.00	51,266,250.00	51,266,250.00
CLASS A (2016-4)	125,317,500.00	125,317,500.00	125,317,500.00	125,317,500.00	41,772,500.00	41,772,500.00
CLASS A (2016-5)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2016-6)	91,140,000.00	91,140,000.00	91,140,000.00	91,140,000.00	30,380,000.00	30,380,000.00
CLASS A (2016-7)	54,114,375.00	54,114,375.00	54,114,375.00	54,114,375.00	18,038,125.00	18,038,125.00
CLASS A (2017-1)	182,280,000.00	182,280,000.00	182,280,000.00	182,280,000.00	60,760,000.00	60,760,000.00
CLASS A (2017-2)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2017-3)	91,140,000.00	91,140,000.00	91,140,000.00	91,140,000.00	30,380,000.00	30,380,000.00

Total Class A	2,079,131,250.00	2,079,131,250.00	2,079,131,250.00	2,079,131,250.00	693,043,750.00	693,043,750.00
CLASS B (2004-3)			148,345,149.03	148,345,149.03	49,448,383.01	49,448,383.01
CLASS B (2005-3)			98,896,766.02	98,896,766.02	32,965,588.67	32,965,588.67
CLASS B (2009-C)			1,834,535,009.62	1,834,535,009.62	611,511,669.87	611,511,669.87

Total Class B			2,081,776,924.67	2,081,776,924.67	693,925,641.55	693,925,641.55
CLASS C (2009-A)					694,643,884.83	694,643,884.83

Total Class C					694,643,884.83	694,643,884.83

N. Early Redemption Event

Current Month Excess Spread Amount	$298,941,173.52

Prior Month Excess Spread Amount	$250,638,506.65

Two Months Prior Excess Spread Amount	$247,879,468.80

Three Month Average Excess Spread Amount	$265,819,716.32

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report

Most Recent Form ABS - 15G

Filed by: Capital One Funding, LLC

CIK#: 0001162387

Date: February 10, 2017

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of April, 2017.

Capital One Bank (USA), National Association as Administrator

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorized Officer
Date:	04/12/2017

Signature page to CARD SERIES SCHEDULE TO MONTHLY NOTEHOLDERS’ STATEMENT